Annual Operating Expenses {- Fidelity® MSCI Real Estate Index ETF} - 09.30 Fidelity MSCI Sector ETFs Combo PRO-08 - Fidelity® MSCI Real Estate Index ETF - Fidelity MSCI Real Estate Index ETF-Default	Dec. 01, 2020
Operating Expenses:
Management fee	0.084%
Distribution and/or Service (12b-1) fees	none
Other expenses	0.001%
Total annual operating expenses	0.085%	[1]

[1]	(a)For the period, acquired fund fees and expenses are less than 0.01% and are included in other expenses.